COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Florence Copper [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Capital commitments	$ 47,863	$ 6,150
Gibraltar Joint Venture [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Capital commitments	6,600	$ 13,236
Contractual capital commitments	15,700
Bottom of range [Member] | Gibraltar Joint Venture [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Increase in capital commitments	108,500
Top of range [Member] | Gibraltar Joint Venture [Member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Increase in capital commitments	$ 139,900